THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                        SUPPLEMENT DATED JULY 10, 1998 TO
                        PROSPECTUS DATED JANUARY 2, 1998
                           AS AMENDED FEBRUARY 6, 1998


Institutional Shares of Value Fund are currently not offered for sale.